INCOME TAX (Details Narrative) - CNY (¥)	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Statutory income tax rate		25.00%	(25.00%)	25.00%
Current income tax expense		¥ 277,000	¥ 69,000
Operating Loss Carryforwards		1,051,232
Loss carryforward		¥ 1,046,331
Operating Loss Carryforwards, Limitations on Use		The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries and VIE for the years from 2021 to 2025 are open to examination by the PRC tax authorities.
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Profits tax rate		16.50%
Statutory income tax rate		(1.00%)
Loss carryforward		¥ 2,003
HK$2 million [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate		8.25%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate		25.00%			25.00%
HNTE [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate		15.00%
HNTE [Member] | 2017 To 2024 [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	15.00%
HNTE [Member] | 2025 [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	25.00%
HNTE [Member] | 2023 to 2025 [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	15.00%